Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Litigation

From time to time, the Company is involved in various claims and legal actions that arise in the ordinary course of business and an unfavorable resolution of any of these matters could materially affect the Company’s future results of operations, cash flows or financial position. On November 13, 2024, the Company commenced the Prepackaged Chapter 11 Case under Chapter 11 of the Bankruptcy Code in the Bankruptcy Court, under the name In re Vroom, Inc., Case No. 24-90571 (CML).

On January 8, 2025, the Bankruptcy Court entered an order (a) approving the Debtor’s disclosure statement, (b) confirming the Prepackaged Plan of Reorganization of Vroom, Inc. under Chapter 11 of the Bankruptcy Code (the “Plan”), and (c) granting related relief. On January 14, 2025, the conditions to the effectiveness of the Plan were satisfied or waived and the Plan became effective, and the Company emerged from the Prepackaged Chapter 11 Case.

Additionally, from time to time, the Company is also party to various disputes that the Company considers routine and incidental to its business. The Company does not expect the results of any of these routine actions to have a material effect on the Company’s business, results of operations, financial condition, or cash flows. The Company accrues a liability when a loss is considered probable and the amount can be reasonably estimated. When a material loss contingency is reasonably possible but not probable, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can be made. Legal fees are expensed as incurred.

Beginning in March 2021, multiple putative class actions were filed in the U.S. District Court for the Southern District of New York by certain of the Company’s stockholders against the Company and certain of the Company’s officers alleging violations of federal securities laws. The lawsuits were captioned Zawatsky et al. v. Vroom, Inc. et al., Case No. 21-cv-2477; Holbrook v. Vroom, Inc. et al., Case No. 21-cv-2551; and Hudda v. Vroom, Inc. et al., Case No. 21-cv-3296. All three of the lawsuits asserted similar claims under Sections 10(b) and 20(a) of the Exchange Act, and SEC Rule 10b-5. In each case, the named plaintiff(s) sought to represent a proposed class of all persons who purchased or otherwise acquired the Company’s securities during a period from June 9, 2020 to March 3, 2021 (in the case of Holbrook and Hudda), or November 11, 2020 to March 3, 2021 (in the case of Zawatsky). In August 2021, the Court consolidated the cases under the new name In re: Vroom, Inc. Securities Litigation, Case No. 21-cv-2477, appointed a lead plaintiff and lead counsel and ordered a consolidated amended complaint to be filed. The court-appointed lead plaintiff subsequently filed a consolidated amended complaint that reasserts claims under Sections 10(b) and 20(a) of the Exchange Act, and SEC Rule 10b-5 against the Company and certain of the Company’s officers, and added new claims under Sections 11, 12 and 15 of the Securities Act against the Company, certain of its officers, certain of its directors, and the underwriters of the Company’s September 2020 secondary offering. The Company filed a motion to dismiss all claims, and briefing of this motion is complete. The Company believes this lawsuit is without merit and intends to vigorously contest these claims. While the outcome of any complex legal proceeding is inherently unpredictable and subject to significant uncertainties, based upon information presently known to management, the Company believes that the potential liability, if any, will not have a material adverse effect on the Company’s financial condition, cash flows, or results of operations.

In August 2021, November 2021, January 2022, and February 2022, various Company stockholders filed purported shareholder derivative lawsuits on behalf of the Company in the U.S. District Court for the Southern District of New York against certain of the Company’s officers and directors, and nominally against the Company, alleging violations of the federal securities laws and breaches of fiduciary duty to the Company and/or related violations of Delaware law based on the same general course of conduct alleged in In re: Vroom, Inc. Securities Litigation. All four lawsuits have been consolidated under the case caption In re Vroom, Inc. Shareholder Derivative Litigation, Case No. 21-cv-6933, and the court has approved the parties’ stipulation that the cases would remain stayed pending final resolution of In re: Vroom, Inc. Securities Litigation. All four derivative suits remain in preliminary stages and there have been no substantive developments in any matter.

In April 2022 and April 2024, two of the Company’s stockholders filed separate purported shareholder derivative lawsuits on behalf of the Company in the U.S. District Court for the District of Delaware against certain of the Company’s officers and directors, and nominally against the Company, alleging violations of the federal securities law and breaches of fiduciary duty to the Company and/or related violations of Delaware law based on the same general course of conduct alleged in In re: Vroom, Inc. Securities Litigation. The case filed in April 2022 is captioned Godlu v. Hennessy et al., Case No. 22-cv-569, the case filed in April 2024 is captioned Hudda v. Hennessy et al. Case No. 24-cv-4499., and the court in each has approved the parties’ stipulations that each case would remain stayed pending final resolution of In re: Vroom, Inc. Securities Litigation. Both lawsuits remain in preliminary stages and there have been no substantive developments.

The Company expects that the claims asserted in all six of the above derivative suits will be dismissed because the claims asserted in these cases were released by the January 8, 2025 order of the U.S. Bankruptcy Court for the Southern District of Texas confirming the Company’s plan of reorganization.

In January 2022, the Company received a non-public civil investigative demand from the Federal Trade Commission (“FTC”), seeking the production of information related to certain of the Company’s business practices and the Company responded to those information requests. On February 23, 2024, the FTC notified the Company that it has reason to believe that the Company violated Section 5(a) of the Federal Trade Commission Act, 15 U.S.C. § 45(a); the FTC’s Mail, Internet, or Telephone Order Merchandise Rule, 16 C.F.R. Part 435; the FTC’s Used Motor Vehicle Trade Regulation Rule,16 C.F.R. Part 455; and the FTC’s Pre-Sale Availability Rule, 16 C.F.R. Part 702. On May 6, 2024, Vroom, Inc., Vroom Automotive, LLC and the FTC reached an agreement to resolve the FTC’s allegations without any admission of wrongdoing by either Vroom entity, subject to final approval by the FTC and the court. Under the agreement, the Company agreed to pay a total of $1 million in customer redress and abide permanently by an injunction. The FTC issued its final approval of the agreement on July 2, 2024, and a mutually-agreed upon order reflecting the agreement was entered by the Court on July 10, 2024. The case is captioned Federal Trade Commission v. Vroom, Inc. et al., Case No. 4:24-cv-02496.

In April 2022, the Attorney General of Texas filed a petition on behalf of the State of Texas in the District Court of Travis County, Texas against the Company, alleging violation of the Texas Deceptive Trade Practices — Consumer Protection Act, Texas Business and Commerce Code § 17.41 et seq., based on alleged deficiencies and other issues in the Company’s marketing of used vehicles and fulfilment of customer orders, including the titling and registration of sold vehicles. According to the petition, 80% of the customer complaints referenced in the petition were received in the 12 months prior to April 2022. The petition is captioned State of Texas v. Vroom Automotive LLC, and Vroom Inc., Case No. D-1-GN-001809. In May 2022, Vroom Automotive, LLC and the Attorney General of the State of Texas agreed to a temporary injunction in which Vroom Automotive, LLC agreed to adhere to its existing practice of possessing title for all vehicles it sells or advertises as available for sale on its ecommerce platform. In December 2023, Vroom, Inc., Vroom Automotive, LLC and the Attorney General of the State of Texas reached a final agreement to resolve all claims in the petition, without any admission of wrongdoing by either Vroom entity. Under the agreement, the Company agreed to pay a total of $2 million in civil penalties and $1 million in attorneys’ fees, with the first half due and paid in September 2024 and the remaining half due in September 2025, and abide permanently by an injunction of certain operational practices that were previously implemented.

As previously disclosed, the Company has been subject to audits, requests for information, investigations and other inquiries from its regulators. These regulatory matters could continue to progress into legal proceedings as well as enforcement actions. The Company has incurred fines in certain states and could continue to incur fines, penalties, restitution, or alterations in the Company’s business practices, which in turn, could lead to increased business expenses, additional limitations on the Company’s business activities and further reputational damage, although to date such expenses have not had a material adverse effect on the Company’s financial condition, cash flows, or results of operations.

Nasdaq Notice of Delisting

On November 21, 2024, the Company received a notice from the Nasdaq Listing Qualifications Department that Nasdaq had determined to delist the Company’s Common Stock. Nasdaq reached its decision that the Company was no longer suitable for listing pursuant to Nasdaq Listing Rules 5101, 5110(b), and IM-5101-1, as a result of the Company’s filing of the Prepackaged Chapter 11 Case on November 13, 2024. On November 28, 2024, the Company requested a hearing before a Nasdaq Hearing Panel. During the pendency of our appeal, on December 2, 2024, the Common Stock was suspended from trading on Nasdaq and was quoted on an over-the-counter market. Following the Company’s emergence from the Prepackaged Chapter 11 Case on January 14, 2025, all previously issued and outstanding equity interests in Vroom were cancelled and extinguished, all trading of the Common Stock ceased on the over-the-counter market, and Nasdaq issued a Moot Letter to cancel the hearing and close the matter. On February 20, 2025, the New Common Stock was relisted for trading on the Nasdaq Global Market.

Other Matters

The Company enters into agreements with third parties in the ordinary course of business that may contain indemnification provisions. In the event that an indemnification claim is asserted, the Company’s liability, if any, would be limited by the terms of the applicable agreement. Historically, the Company has not incurred material costs to defend lawsuits or settle claims related to indemnification provisions.